SUPPLEMENT DATED NOVEMBER 14, 2003 TO THE
                                                            VINTAGE XTRA ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Vintage XTRA Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

EFFECTIVE NOVEMBER 17, 2003, the cover is supplemented to include the following available variable funding options:

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
     Merrill Lynch Global Allocation V.I. Fund - Class III Shares
     Merrill Lynch Small Cap Value V.I. Fund - Class III Shares

The Fund Fees and Expenses table in the Fee Table section is supplemented as follows:

                                                                               OTHER             TOTAL ANNUAL
                                       MANAGEMENT        DISTRIBUTION         EXPENSES             OPERATING
                                      FEE (BEFORE           AND/OR            (BEFORE          EXPENSES (BEFORE
                                        EXPENSE          SERVICE FEES         EXPENSE               EXPENSE
FUNDING OPTION                       REIMBURSEMENT)        (12B-1)         REIMBURSEMENT)       REIMBURSEMENT)#
------------------------------       ---------------    ---------------    ---------------     ------------------
MERRILL LYNCH VARIABLE
SERIES FUNDS, INC.
Merrill Lynch Global
Allocation V.I. Fund - Class III...      0.65%              0.25%              0.09%               0.99%***

Merrill Lynch Small Cap
Value V.I. Fund - Class III              0.75%              0.25%              0.09%               1.09%***

*** "Other Expenses" are based on estimated amounts for the Fund's most recent fiscal period. Financial Data Services, Inc., an affiliate of the Investment Advisor, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Advisor or its affiliates also provide certain accounting services to the Fund. The Fund reimburses the Investment Advisor or its affiliates for such services.

The Examples in the Fee Table section are supplemented as follows:

                                     IF CONTRACT IS SURRENDERED AT THE     IF CONTRACT IS NOT SURRENDERED OR
                                           END OF PERIOD SHOWN:          ANNUITIZED AT THE END OF PERIOD SHOWN:
                                    ----------------------------------  ----------------------------------------
FUNDING                               1         3        5      10           1       3         5
OPTION                               YEAR     YEARS    YEARS   YEARS       YEAR    YEARS     YEARS   10 YEARS
--------------                      ----------------------------------    -------------------------- ---------
MERRILL LYNCH VARIABLE SERIES
FUNDS, INC.
   Merrill Lynch Global
     Allocation V.I. Fund--
     Class III...................    1147     1968     2669    4057        385      1168     1969       4057
   Merrill Lynch Small Cap Value
     V.I. Fund - Class III.......    1157     1996     2715    4142        395      1196     2015       4142

The Variable Funding Options section is supplemented as follows:

MERRILL LYNCH VARIABLE SERIES
   FUNDS, INC.
   Merrill Lynch Global Allocation     Seeks high total investment return. The      Merrill Lynch Investment
     V.I. Fund-- Class III             Fund normally invests in a portfolio of      Managers, L.P.
                                       equity, debt and money market securities,
                                       primarily of corporate and governmental
                                       issuers located in North and South
                                       America, Europe, Australia and the Far
                                       East.

   Merrill Lynch Small Cap Value       Seeks long-term growth of             Merrill Lynch Investment
     V.I. Fund - Class III             capital. The Fund normally            Managers, L.P.
                                       invests in common stocks of small
                                       cap companies and emerging growth
                                       companies believed to be
                                       undervalued.

EFFECTIVE NOVEMBER 17, 2003, the MFS Research Portfolio changed its name to the Merrill Lynch Large Cap Core Portfolio. Therefore, all references to the "MFS Research Portfolio" are replaced with "Merrill Lynch Large Cap Core Portfolio." Additionally, the subadviser and investment objective have changed; therefore the table in "The Variable Funding Options" is revised as follows:

THE TRAVELERS SERIES TRUST
   Merrill Lynch Large Cap Core        Seeks long-term capital growth.       TAMIC
     Portfolio                         The Fund normally invests in a        Subadviser: Merrill Lynch
                                       diversified portfolio of equity       Investment Managers, L.P.
                                       securities of large cap companies
                                       located in the United States.

The fifth paragraph under the Guaranteed Minimum Withdrawal Benefit ("GMWB" or "Principal Guarantee") section in the prospectus and any previous supplements is deleted and replaced with the following:


If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.


November 2003                                                            L-23080

                                       SUPPLEMENT DATED NOVEMBER 14, 2003 TO THE
                                                VINTAGE XTRA (SERIES II) ANNUITY
                                                PROSPECTUS DATED AUGUST 11, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Vintage XTRA (Series II) Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

EFFECTIVE NOVEMBER 17, 2003, the cover is supplemented to include the following available variable funding options:

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
     Merrill Lynch Global Allocation V.I. Fund - Class III Shares
     Merrill Lynch Small Cap Value V.I. Fund - Class III Shares

The Fund Fees and Expenses table in the Fee Table section is supplemented as follows:

                                                                             OTHER             TOTAL ANNUAL
                                     MANAGEMENT        DISTRIBUTION         EXPENSES             OPERATING
                                    FEE (BEFORE           AND/OR            (BEFORE          EXPENSES (BEFORE
                                      EXPENSE          SERVICE FEES         EXPENSE               EXPENSE
FUNDING OPTION                     REIMBURSEMENT)        (12B-1)         REIMBURSEMENT)       REIMBURSEMENT)#
------------------------------     ---------------    ---------------    ---------------     ------------------
MERRILL LYNCH VARIABLE
SERIES FUNDS, INC.
Merrill Lynch Global
Allocation V.I. Fund - Class III...    0.65%              0.25%              0.09%               0.99%***

Merrill Lynch Small Cap
Value V.I. Fund - Class III            0.75%              0.25%              0.09%               1.09%***

*** "Other Expenses" are based on estimated amounts for the Fund's most recent fiscal period. Financial Data Services, Inc., an affiliate of the Investment Advisor, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Advisor or its affiliates also provide certain accounting services to the Fund. The Fund reimburses the Investment Advisor or its affiliates for such services.

The Examples in the Fee Table section are supplemented as follows:

                                    IF CONTRACT IS SURRENDERED AT THE        IF CONTRACT IS NOT SURRENDERED OR
                                            END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN
                                    ----------------------------------   ---------------------------------------
FUNDING
OPTION                              1 YEAR  3 YEARS  5 YEARS  10 YEARS    1 YEAR   3 YEARS    5 YEARS  10 YEARS
--------------                      ----------------------------------   ---------------------------------------
MERRILL LYNCH VARIABLE SERIES
FUNDS, INC.
   Merrill Lynch Global
     Allocation V.I. Fund--
     Class III...................    1204     2025     2662     4226        404     1225        2062      4226
   Merrill Lynch Small Cap Value
     V.I. Fund - Class III.......    1214     2054     2708     4309        414     1254        2108      4309

The Variable Funding Options section is supplemented as follows:

MERRILL LYNCH VARIABLE SERIES
   FUNDS, INC.
   Merrill Lynch Global Allocation     Seeks high total investment return. The      Merrill Lynch Investment
     V.I. Fund-- Class III             Fund normally invests in a portfolio of      Managers, L.P.
                                       equity, debt and money market securities,
                                       primarily of corporate and governmental
                                       issuers located in North and South
                                       America, Europe, Australia and the Far
                                       East.

   Merrill Lynch Small Cap Value       Seeks long-term growth of capital. The       Merrill Lynch Investment
     V.I. Fund - Class III             Fund normally invests in common stocks of    Managers, L.P.
                                       small cap companies and emerging growth
                                       companies believed to be undervalued.

EFFECTIVE NOVEMBER 17, 2003, the MFS Research Portfolio changed its name to the Merrill Lynch Large Cap Core Portfolio. Therefore, all references to the "MFS Research Portfolio" are replaced with "Merrill Lynch Large Cap Core Portfolio." Additionally, the subadviser and investment objective have changed; therefore the table in "The Variable Funding Options" is revised as follows:

THE TRAVELERS SERIES TRUST
   Merrill Lynch Large Cap Core         Seeks long-term capital growth. The Fund    TAMIC
     Portfolio                          normally invests in a diversified           Subadviser: Merrill Lynch
                                        portfolio of equity securities of large     Investment Managers, L.P.
                                        cap companies located in the United
                                        States.


November 2003                                                            L-23077

                                       SUPPLEMENT DATED NOVEMBER 14, 2003 TO THE
                                                PORTFOLIO ARCHITECT XTRA ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Portfolio Architect XTRA Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

EFFECTIVE NOVEMBER 17, 2003, the cover is supplemented to include the following available variable funding options:

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
     Merrill Lynch Global Allocation V.I. Fund - Class III Shares
     Merrill Lynch Small Cap Value V.I. Fund - Class III Shares

The Fund Fees and Expenses table in the Fee Table section is supplemented as follows:

                                                                                               TOTAL ANNUAL
                                                    DISTRIBUTION                                OPERATING
                               MANAGEMENT FEE          AND/OR          OTHER EXPENSES        EXPENSES (BEFORE
                              (BEFORE EXPENSE       SERVICE FEES       (BEFORE EXPENSE           EXPENSE
FUNDING OPTION                 REIMBURSEMENT)         (12B-1)          REIMBURSEMENT)        REIMBURSEMENT)#
--------------------------    -----------------    ---------------    ------------------    -------------------
MERRILL LYNCH VARIABLE
SERIES FUNDS, INC.
Merrill Lynch Global
Allocation V.I. Fund -
Class III.....................       0.65%               0.25%              0.09%                0.99%***

Merrill Lynch Small Cap
Value V.I. Fund - Class III...       0.75%               0.25%              0.09%                1.09%***

*** "Other Expenses" are based on estimated amounts for the Fund's most recent fiscal period. Financial Data Services, Inc., an affiliate of the Investment Advisor, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Advisor or its affiliates also provide certain accounting services to the Fund. The Fund reimburses the Investment Advisor or its affiliates for such services.

The Examples in the Fee Table section are supplemented as follows:

                                    IF CONTRACT IS SURRENDERED AT THE    IF CONTRACT IS NOT SURRENDERED OR
                                          END OF PERIOD SHOWN:         ANNUITIZED AT THE END OF PERIOD SHOWN
                                    ---------------------------------- --------------------------------------
FUNDING
OPTION                               1 YEAR   3 YEARS  5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS  10 YEARS
--------------                      ----------------------------------- --------------------------------------
MERRILL LYNCH VARIABLE SERIES
FUNDS, INC.
   Merrill Lynch Global
     Allocation V.I. Fund--
     Class III...................    1147      1968     2670      4059     385      1168      1970     4059
   Merrill Lynch Small Cap Value
     V.I. Fund - Class III.......    1157      1997     2717      4144     395      1197      2017     4144

The Variable Funding Options section is supplemented as follows:

MERRILL LYNCH VARIABLE SERIES
   FUNDS, INC.
   Merrill Lynch Global Allocation      Seeks high total investment return. The     Merrill Lynch Investment
     V.I. Fund-- Class III              Fund normally invests in a portfolio of     Managers, L.P.
                                        equity, debt and money market securities,
                                        primarily of corporate and governmental
                                        issuers located in North and South
                                        America, Europe, Australia and the Far
                                        East.

Merrill Lynch Small Cap Value           Seeks long-term growth of capital. The      Merrill Lynch Investment
  V.I. Fund - Class III                 Fund normally invests in common stocks of   Managers, L.P.
                                        small cap companies and emerging growth
                                        companies believed to be undervalued.

EFFECTIVE NOVEMBER 17, 2003, the MFS Research Portfolio changed its name to the Merrill Lynch Large Cap Core Portfolio. Therefore, all references to the "MFS Research Portfolio" are replaced with "Merrill Lynch Large Cap Core Portfolio." Additionally, the subadviser and investment objective have changed; therefore the table in "The Variable Funding Options" is revised as follows:

THE TRAVELERS SERIES TRUST
   Merrill Lynch Large Cap Core         Seeks long-term capital growth. The Fund    TAMIC
     Portfolio                          normally invests in a diversified           Subadviser: Merrill Lynch
                                        portfolio of equity securities of large     Investment Managers, L.P.
                                        cap companies located in the United
                                        States.

The fifth paragraph under the Guaranteed Minimum withdrawal Benefit ("GMWB" or "Principal Guarantee") section in the prospectus and any previous supplements is deleted and replaced with the following:

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

November 2003                                                            L-23069